Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Mortgage Servicing Rights and Net Carrying Values

The following table indicates MSRs and the net carrying values:

(dollars in thousands)	Servicing Rights	Valuation Allowance	Net Carrying Value
Balance at December 31, 2011	$3,320	$1,167	$2,153
Additions	826	—	826
Amortization	(940)	—	(940)
Temporary impairment recapture	—	(67)	67

Balance at December 31, 2012	$3,206	$1,100	$2,106
Additions	780	—	780
Amortization	(778)	—	(778)
Temporary impairment recapture	—	(811)	811

Balance at December 31, 2013	$3,208	$289	$2,919